Intangible Assets, Net	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 7 – INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	As of June 30,
	2020	2019
Software	$212,478	$199,984
Land use right	2,147,318	2,212,619
Less: accumulated amortization	(254,993)	(185,805)
Intangible assets, net	$2,104,803	$2,226,798

Amortization expense was $75,094, $78,824, and $40,078 for the years ended June 30, 2020, 2019 and 2018, respectively. In connection with the $2.9 million loans from Bank of Communications of China, Dongguan Branch., the Company’s subsidiary Meijia pledged its intangible assets of $2,147,318 as the collateral to secure the loans (See Note 9)

Estimated future amortization expense is as follows:

Year ending June 30,	Amortization expense
2021	$75,710
2022	75,710
2023	67,799
2024	62,147
Thereafter	1,823,437
Total	$2,104,803